Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of potential dilutive securities denominated in ordinary shares equivalents that were excluded from the computation of diluted earnings (loss) per share
		Year ended December 31,
		2020	2019	2018
SPAC Warrants	See Note 20	17,795,000	17,795,000	17,795,000
August 2020 PIPE Warrants	See Note 13	1,500,000	—	—
December 2020 Convertible Debenture	See Note 12	800,000	—	—
December 2020 Series A Warrant	See Note 12	1,200,000	—	—
December 2020 Series B Warrant	See Note 12	5,000,000	—	—
December 2020 Series C Warrant	See Note 12	7,500,000	—	—